Cumulative Preferred Stock	12 Months Ended
Dec. 31, 2023
Cumulative Preferred Stock [Abstract]
Cumulative Preferred Stock
28.

CUMULATIVE PREFERRED STOCK
Authorized:
Unlimited number of First Preferred shares, issuable in series.
Unlimited number of Second Preferred shares, issuable in series.
December 31, 2023 December 31, 2022
Annual Dividend Redemption Issued and Net Issued and
Net

Per Share Price per share Outstanding Proceeds Outstanding Proceeds
Series A $ 0.5456 $ 25.00 4,866,814 $

119 4,866,814 $

119
Series B Floating $ 25.00 1,133,186 $

28 1,133,186 $

28
Series C $ 1.6085 $ 25.00 10,000,000 $

245 10,000,000 $

245
Series E $ 1.1250 $ 25.00 5,000,000 $

122 5,000,000 $

122
Series F $ 1.0505 $ 25.00 8,000,000 $

195 8,000,000 $

195
Series H $ 1.5810 $ 25.00 12,000,000 $

295 12,000,000 $

295
Series J $ 1.0625 $ 25.00 8,000,000 $

196 8,000,000 $

196
Series L $ 1.1500 $ 26.00 9,000,000 $

222 9,000,000 $

222
Total 58,000,000 $

1,422 58,000,000 $

1,422
Characteristics of the First Preferred Shares:
First Preferred Shares
(1)(2)
Initial Yield

(%)
Current
Annual
Dividend

($)
Minimum

Reset
Dividend
Yield (%)
Earliest Redemption
and/or Conversion
Option Date
Redemption
Value

($)
Right to
Convert on
a one for
one basis
Fixed rate reset
(3)(4)

Series A
4.400 0.5456 1.84 August 15, 2025 25.00

Series B

Series C

(5)(6)
4.100 1.6085 2.65 August 15, 2028 25.00

Series D

Series F
4.202 1.0505 2.63 February 15, 2025 25.00

Series G
Minimum rate reset
(3)(4)

Series B
2.393 Floating 1.84 August 15, 2025 25.00

Series A

Series H
(5)(7)
4.900 1.5810 4.90 August 15, 2028 25.00

Series I

Series J
4.250 1.0625 4.25 May 15, 2026 25.00

Series K
Perpetual fixed rate

Series E

(8)
4.500 1.1250 25.00

Series L
(9)
4.600 1.1500 November 15, 2026 26.00

(1) Holders are entitled to receive fixed or floating cumulative cash dividends when declared by the Board of Directors of the
Corporation.
(2) On or after the specified redemption dates, the Corporation has the option to redeem for cash the outstanding First

Preferred
Shares, in whole or in part, at the specified per share redemption value plus all accrued and unpaid dividends up to but excluding the
dates fixed for redemption.
(3) On the redemption and/or conversion option date the reset annual dividend per share will be determined by multiplying

$
25.00

per
share by the annual fixed or floating dividend rate, which for Series A, C, F and H is the sum of the five-year Government of Canada
Bond Yield on the applicable reset date, plus the applicable reset dividend yield

(Series H annual reset rate must be a minimum of
4.90

per cent) and for Series B equals the Government of Treasury Bill Rate on the applicable reset date, plus 1.84 per cent.
(4) On each conversion option date, the holders have the option, subject to certain conditions, to convert any or all of their

Shares
into an equal number of Cumulative Redeemable First Preferred Shares of a specified series. The Company has the right to redeem

the outstanding Preferred Shares, Series D, Series G and Series I shares without the consent of the holder every five years thereafter
for cash, in whole or in part at a price of $ 25.00

per share plus all accrued and unpaid dividends up to but excluding the date fixed for redemption and $ 25.50

per share plus all accrued and unpaid dividends up to but excluding the date fixed for redemption in the case of redemptions on any other date after August 15, 2028, February 15, 2025 and August 15, 2028, respectively.

The reset dividend
yield for Series I equals the Government of Treasury Bill Rate on the applicable reset date, plus 2.54 per cent.
(5) On July 6, 2023, Emera announced it would not redeem the outstanding Preferred Shares, Series C and Series

H on August 15,
2023. On August 4, 2023, Emera announced after having taken into account all conversion notices received from holders,

no Series
C Shares were converted into Series D Shares and no Series H Shares were converted into Series I shares.

(6) The annual fixed dividend per share for Series C Shares was reset from $ 1.1802 to $
1.6085

for the five-year period from and
including August 15, 2028.
(7) The annual fixed dividend per share for Series H Shares was reset from $ 1.2250 to $
1.5810

for the five-year period from and
including August 15, 2028.
(8) First Preferred Shares, Series E are redeemable at $25.00 per share.
(9) First Preferred Shares, Series L are redeemable at $ 26.00 on or after November 15, 2026 to November 15, 2027, decreasing
$ 0.25

each year until November 15, 2030 and $
25.00

per share thereafter.
First Preferred Shares are neither redeemable at the option of the shareholder nor have a mandatory redemption date. They are classified as equity and the associated dividends are deducted on the
Consolidated Statements of Income before arriving at “Net income attributable to common shareholders”
and shown on the Consolidated Statement of Changes in Equity as a deduction from retained earnings.
The First Preferred Shares of each series rank on a parity with the First Preferred Shares of every other series and are entitled to a preference over the Second Preferred Shares, the Common Shares, and any other shares ranking junior to the First Preferred Shares with respect to the payment of dividends and the distribution of the remaining property and assets or return of capital of the Company in the liquidation, dissolution or wind-up, whether voluntary or involuntary.
In the event the Company fails to pay, in aggregate, eight quarterly dividends on any series of the First
Preferred Shares, the holders of the First Preferred Shares, for only so long as the dividends remain in arrears, will be entitled to attend any meeting of shareholders of the Company at which directors are to be elected and to vote for the election of two directors out of the total number of directors elected at any such meeting.